Pay vs Performance Disclosure - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Apr. 15, 2022	Dec. 31, 2022	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table reports the compensation of our Principal Executive Officers (“PEOs”) or CEOs and the average compensation of the other non-CEO NEOs as reported in the Summary Compensation Table for the past four fiscal years, as well as Compensation Actually Paid (“CAP”) as calculated under new Pay-Versus-Performance (“PVP”) disclosure requirements and certain performance measures required by the rules. The disclosure covers our four most-recent fiscal years, which will expand incrementally over the next year to a rolling five years. Dollar amounts reported as CAP are computed in accordance with Item 402(v) of Regulation S-K.
							Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for First PEO	Compensation Actually Paid to First PEO(1)	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to Second PEO(1)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (In thousands)	Revenue (in thousands)
2023			$4,203,231	$18,015	$1,387,322	$45,037	$143.64	$128.14	($8,223)	$675,729
2022	$7,968,902	($6,095,075)	$6,443,873	$1,370,234	$2,187,729	$549,094	$284.55	$109.59	($951)	$661,604
2021	$4,186,297	$9,946,222	$0	$0	$1,645,704	$3,690,466	$509.09	$137.74	($10,339)	$582,440
2020	$2,001,650	$24,365,673	$0	$0	$954,086	$9,946,269	$563.18	$119.96	($1,513)	$443,884
(1)	To calculation CAP, as defined by the SEC, the following deductions and additions were made to the Summary Compensation Table totals:
First PEO – Lev Peker – Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2020	2021	2022
Summary Compensation Table Total	$2,001,650	$4,186,297	$7,968,902
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,507,000)	($3,614,415)	($7,861,712)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$15,617,949	$5,711,202	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,994,356	($751,287)	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,418,923	$62,577	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,839,795	$4,351,848	$357,135
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($6,559,400)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$24,365,673	$9,946,222	($6,095,075)
Second PEO – David Meniane – Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2020	2021	2022	2023
Summary Compensation Table Total	$0	$0	$6,443,873	$4,203,231
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	($5,813,754)	($3,220,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$3,535,149	$1,477,509
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	($1,648,372)	($1,255,505)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	($1,146,662)	($113,598)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	($1,073,622)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$0	$0	$1,370,234	$18,015
Average Non–PEO NEO — Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2020	2021	2022	2023
Summary Compensation Table Total	$954,086	$1,645,704	$2,187,729	$1,387,322
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($574,400)	($1,242,718)	($1,788,515)	($954,438)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,068,565	$1,912,753	$1,147,519	$354,593
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,344,975	($239,417)	($595,769)	($467,623)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$469,768	$54,121	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$683,276	$1,560,023	($401,870)	$6,299
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	($281,115)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$9,946,269	$3,690,466	$549,094	$45,037
(2)	The Non-PEO NEOs include the following individuals for the years indicated:
•	2020 – David Meniane and Houman Akhavan
•	2021 – David Meniane, Houman Akhavan, Alfredo Gomez, and Sanjiv N. Gomes
•	2022 – Houman Akhavan, Alfredo Gomez, Ryan Lockwood, and Kals Subramanian
•	2023 – Michael Huffaker, Ryan Lockwood, and Kals Subramanian
(3)
Total Shareholder Return is measured based on an assumed investment of $100 as of December 31, 2019 in both the common stock of the Company and the peer group, and assumes reinvestment of dividends. The Russell 2000 Index has been selected as the peer group for this comparison.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote
(2)	The Non-PEO NEOs include the following individuals for the years indicated:
•	2020 – David Meniane and Houman Akhavan
•	2021 – David Meniane, Houman Akhavan, Alfredo Gomez, and Sanjiv N. Gomes
•	2022 – Houman Akhavan, Alfredo Gomez, Ryan Lockwood, and Kals Subramanian
•	2023 – Michael Huffaker, Ryan Lockwood, and Kals Subramanian

Peer Group Issuers, Footnote
(3)
Total Shareholder Return is measured based on an assumed investment of $100 as of December 31, 2019 in both the common stock of the Company and the peer group, and assumes reinvestment of dividends. The Russell 2000 Index has been selected as the peer group for this comparison.

Adjustment To PEO Compensation, Footnote
(1)	To calculation CAP, as defined by the SEC, the following deductions and additions were made to the Summary Compensation Table totals:
First PEO – Lev Peker – Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2020	2021	2022
Summary Compensation Table Total	$2,001,650	$4,186,297	$7,968,902
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($1,507,000)	($3,614,415)	($7,861,712)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$15,617,949	$5,711,202	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,994,356	($751,287)	$0
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,418,923	$62,577	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,839,795	$4,351,848	$357,135
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($6,559,400)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0
Compensation Actually Paid	$24,365,673	$9,946,222	($6,095,075)
Second PEO – David Meniane – Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2020	2021	2022	2023
Summary Compensation Table Total	$0	$0	$6,443,873	$4,203,231
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	($5,813,754)	($3,220,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$0	$3,535,149	$1,477,509
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$0	$0	($1,648,372)	($1,255,505)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$0	$0	($1,146,662)	($113,598)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	($1,073,622)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$0	$0	$1,370,234	$18,015

Non-PEO NEO Average Total Compensation Amount			$ 1,387,322	$ 2,187,729	$ 1,645,704	$ 954,086
Non-PEO NEO Average Compensation Actually Paid Amount			$ 45,037	549,094	3,690,466	9,946,269
Adjustment to Non-PEO NEO Compensation Footnote
(1)	To calculation CAP, as defined by the SEC, the following deductions and additions were made to the Summary Compensation Table totals:
Average Non–PEO NEO — Summary Compensation Table Total to CAP Reconciliation
Fiscal Year	2020	2021	2022	2023
Summary Compensation Table Total	$954,086	$1,645,704	$2,187,729	$1,387,322
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($574,400)	($1,242,718)	($1,788,515)	($954,438)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,068,565	$1,912,753	$1,147,519	$354,593
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,344,975	($239,417)	($595,769)	($467,623)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$469,768	$54,121	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$683,276	$1,560,023	($401,870)	$6,299
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	($281,115)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0
Compensation Actually Paid	$9,946,269	$3,690,466	$549,094	$45,037

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Company Performance
The graphs below depict the relationship between each of financial performance measures in the pay versus performance table above and compensation actually paid to our former and current CEOs and, on average, to our other NEOs, for each of the three previous fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Company Performance
The graphs below depict the relationship between each of financial performance measures in the pay versus performance table above and compensation actually paid to our former and current CEOs and, on average, to our other NEOs, for each of the three previous fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Company Performance
The graphs below depict the relationship between each of financial performance measures in the pay versus performance table above and compensation actually paid to our former and current CEOs and, on average, to our other NEOs, for each of the three previous fiscal years.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Company Performance
The graphs below depict the relationship between each of financial performance measures in the pay versus performance table above and compensation actually paid to our former and current CEOs and, on average, to our other NEOs, for each of the three previous fiscal years.

Tabular List, Table
Performance Measures
The performance measures which we believe are most important and are used in determining compensation paid to each of our named executive officers can vary by individual. Included in the table below are the most important performance measures used to link compensation actually paid to company performance, by executive officer, for the fiscal year ended December 30, 2023.
Most Important Performance Measures
Revenue
Adjusted EBITDA*
Relative Total Shareholder Return
*	Adjusted EBITDA is a non-GAAP measure used by management and our board of directors to assess our financial performance. Appendix A sets forth our reconciliation of Adjusted EBITDA (in millions).

Total Shareholder Return Amount			$ 143.64	284.55	509.09	563.18
Peer Group Total Shareholder Return Amount			128.14	109.59	137.74	119.96
Net Income (Loss)			$ (8,223,000)	$ (951,000)	$ (10,339,000)	$ (1,513,000)
Company Selected Measure Amount			675,729,000	661,604,000	582,440,000	443,884,000
PEO Name	Lev Peker	David Meniane	David Meniane		Lev Peker	Lev Peker
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA*
Non-GAAP Measure Description
*	Adjusted EBITDA is a non-GAAP measure used by management and our board of directors to assess our financial performance. Appendix A sets forth our reconciliation of Adjusted EBITDA (in millions).

Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
David Meniane [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,203,231	$ 6,443,873	$ 0	$ 0
PEO Actually Paid Compensation Amount			18,015	1,370,234	0	0
Lev Peker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,968,902	4,186,297	2,001,650
PEO Actually Paid Compensation Amount				(6,095,075)	9,946,222	24,365,673
PEO | David Meniane [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,220,000)	(5,813,754)	0	0
PEO | David Meniane [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,477,509	3,535,149	0	0
PEO | David Meniane [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,255,505)	(1,648,372)	0	0
PEO | David Meniane [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | David Meniane [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(113,598)	(1,146,662)	0	0
PEO | David Meniane [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,073,622)	0	0	0
PEO | David Meniane [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Lev Peker [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,861,712)	(3,614,415)	(1,507,000)
PEO | Lev Peker [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	5,711,202	15,617,949
PEO | Lev Peker [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(751,287)	4,994,356
PEO | Lev Peker [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	62,577	1,418,923
PEO | Lev Peker [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				357,135	4,351,848	1,839,795
PEO | Lev Peker [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,559,400)	0	0
PEO | Lev Peker [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(954,438)	(1,788,515)	(1,242,718)	(574,400)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			354,593	1,147,519	1,912,753	6,068,565
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(467,623)	(595,769)	(239,417)	2,344,975
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	54,121	469,768
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,299	(401,870)	1,560,023	683,276
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(281,115)	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0